Goodwill And Other Intangible Assets	6 Months Ended
Sep. 30, 2012
Goodwill And Other Intangible Assets

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period
Goodwill	¥2,103,948	¥2,094,839
Accumulated impairment losses	(1,740,556)	(1,740,556)

	363,392	354,283

Foreign currency translation adjustments and other	(2,620)	3,834

Balance at end of period
Goodwill	2,101,328	2,098,673
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥360,772	¥358,117

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2012 and September 30, 2012:

	March 31, 2012	September 30, 2012
	(in millions)
Intangible assets subject to amortization:
Software	¥526,184	¥521,590
Core deposit intangibles	211,618	193,920
Customer relationships	105,949	100,358
Trade names	38,988	38,102
Other	1,458	1,450

Total	884,197	855,420
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	3,037
Other	9,249	9,405

Total	12,286	12,442

Total	¥896,483	¥867,862

The impairment losses on intangible assets for the six months ended September 30, 2011 and 2012 were ¥27,040 million and ¥235 million, respectively, which are included in Impairment of intangible assets in the condensed consolidated statements of income. The impairment loss for the six months ended September 30, 2011 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The estimated future cash flows of the above customer relationships from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group revaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 “Change in Accounting Estimates” section for the details.